Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease cost
The components of lease expenses were as follows (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Operating lease cost	$2,059	$1,515	$—

Finance lease cost:
Amortization of right-of-use assets	$462	$534	$522
Interest on lease liabilities	16	59	119

Total finance lease cost	$478	$593	$641

Supplemental cash flow information related to leases was as follows (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$2,104	$1,608	$—
Financing cash used in finance leases	408	810	1,022
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,246	$997	$—
Finance leases	—	74	403

Schedule of supplemental balance sheet information
Supplemental balance sheet information related to leases was as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$5,483	$3,858

Operating lease liabilities:
Operating lease liabilities—current	$1,946	$1,353
Operating lease liabilities—less current portion	4,046	3,088

Total operating lease liabilities	$5,992	$4,441

Finance Leases
Property and equipment, gross	$2,182	$2,182
Less: accumulated depreciation and amortization	(1,621)	(1,159)

Property and equipment, net	$561	$1,023

Finance lease liabilities:
Finance lease liabilities—current	$26	$392
Finance lease liabilities—less current portion	11	38

Total finance lease liabilities	$37	$430

Weighted average remaining terms were as follows:

	December 31, 2021	December 31, 2020
Weighted average remaining lease term
Operating Leases	3.58 years	3.64 years
Finance Leases	1.67 years	1.05 years
Weighted average discount rates were as follows:

	December 31, 2021	December 31, 2020
Weighted average discount rate
Operating Leases	8.1%	6.9%
Finance Leases	7.5%	7.6%

Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities were as follows (dollars in thousands):

As of December 31, 2021	Operating Leases	Finance Leases
2022	$2,301	$28
2023	1,880	11
2024	1,168	—
2025	997	—
2026 and beyond	429	—

Total lease payments	6,775	39
Less: imputed interest	(783)	(2)

Total	$5,992	$37

Finance Lease, Liability, Fiscal Year Maturity
Maturities of lease liabilities were as follows (dollars in thousands):

As of December 31, 2021	Operating Leases	Finance Leases
2022	$2,301	$28
2023	1,880	11
2024	1,168	—
2025	997	—
2026 and beyond	429	—

Total lease payments	6,775	39
Less: imputed interest	(783)	(2)

Total	$5,992	$37